RIGHT-OF-USE ASSETS (Details)	12 Months Ended
Jun. 30, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning Balance	$ 0
Additions	2,631,837
Depreciation for the year	(92,167)
Ending Balance	$ 2,539,670